Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Branch	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Federal fund maturity period	1 day
Number of full service branches	24
Advertising costs Incurred	$ 1,230,000	$ 1,019,000	$ 813,000
Impairment loss recognized related to Goodwill	0
Deferred income tax benefit realizable	50.00%
Percentage of existing loan relationship	100.00%
Aggregate debt of existing loan	1,000,000
Aggregate debt for new loan	$ 500,000
Residential 1-4 Family [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of Investment	29.00%	31.00%
Commercial Real Estate [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of Investment	40.00%	37.00%
Construction Mortgage Loans [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Percentage of Investment	16.00%	15.00%
Mortgage and Commercial Loans [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Accruing loans past due period	90 days
Credit Card Loans and Other Personal Loans [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Accruing loans past due period		180 days